Note 33 - Financial Instruments and Risk Management - Non-derivative Financial Liabilities Liquidity Risk (Details) - Liquidity risk [member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Trade and other payables	$ 4,400	$ 4,622
Term loan facility	0	408
Non-derivative financial liabilities, undiscounted cash flows	4,400	5,030
Not later than one year [member]
Statement Line Items [Line Items]
Trade and other payables	4,400	4,622
Term loan facility	0	408
Non-derivative financial liabilities, undiscounted cash flows	$ 4,400	$ 5,030